United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Index Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: 10/31/17

Item 1.	Reports to Stockholders

Annual Shareholder Report
October 31, 2017
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Max-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2017, was 22.22% for Class C Shares, 22.65% for Class R Shares, 23.55% for Institutional Shares and 23.14% for Service Shares. The total return of the Standard & Poor's 500® Index (“S&P 500”),1 the Fund's broad-based securities market index, was 23.63% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 500.
The Fund normally invests its assets primarily in the common stocks included in the S&P 500. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 500 to compensate for Fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 500). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 500.
The following discussion will focus on the performance of the Fund's Institutional Shares.
MARKET OVERVIEW
During the reporting period, the domestic equity market had positive performance as evidenced by the 23.76% return of the S&P Composite 1500® Index.2 The smallest stocks in the S&P Composite 1500® Index, as represented by the S&P SmallCap 600® Index,3 led the market with a 27.92% return for the reporting period. Large-cap stocks followed with the S&P 500 returning 23.63% for the same period. Mid-cap stock performance was in-line with its larger peers as the S&P Mid-Cap 400® Index4 returned 23.48%. The largest stocks in the S&P Composite 1500® Index as represented by the S&P 100® Index5 had the worst performance of the market cap segments but still returned a robust 23.17% for the reporting period. Value stocks underperformed growth stocks as the S&P Composite 1500® Value Index6 returned 19.92% versus the 26.54% return of the S&P Composite 1500® Growth Index.7
Within the S&P 500, the sector8 performance was mixed during the reporting period. Utilities, Information Technology, Consumer Staples, Industrials, Materials, Real Estate, Health Care, Consumer Discretionary, Energy and Financials all had positive performance for the reporting period while Telecommunication Services had negative performance. Information Technology led the way, advancing 38.96%, followed by Financials (37.06%) and Materials (28.70%). The Telecommunication Services sector posted the weakest results (-1.37%), followed by Energy (2.48%) and Consumer Staples (3.76%). Apple, Inc. (Information Technology), Microsoft Corporation (Information
Annual Shareholder Report

Technology) and JP Morgan Chase & Co. (Financials) posted the strongest contribution to performance in the S&P 500, while General Electric Company (Industrials), QUALCOMM Incorporated (Information Technology) and Schlumberger NV (Energy) detracted the most from the performance of the S&P 500 for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 500 based upon Fund management's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 500 by 0.08% on a net basis and outperformed the S&P 500 by 0.36% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 500 futures9 to provide equity exposure on the Fund's cash balances. The S&P 500 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 500.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
4	The S&P MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market.*
5	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
6	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
8	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
9	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Max-Cap Index Fund from October 31, 2007 to October 31, 2017, compared to the Standard & Poor's 500® Index (S&P 500).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2017
■	Total returns shown for Class C Shares include the maximum contingent deferred sales charge of 1.00%, as applicable.

The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Total Return table below for the returns of additional classes not shown in the line graph above.
Annual Shareholder Report

Average Annual Total Returns for the Period Ended 10/31/2017
(returns reflect all applicable sales charges and contingent deferred sales charges as specified below in footnote #1)
	1 Year	5 Years	10 Years
Class C Shares	21.22%	13.82%	6.21%
Class R Shares	22.65%	14.19%	6.56%
Institutional Shares	23.55%	15.04%	7.36%
Service Shares	23.14%	14.69%	7.03%
S&P 500	23.63%	15.18%	7.51%
Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	Represents a hypothetical investment of $10,000 in the Fund after deducting applicable sales charges: for Class C Shares, a 1.00% contingent deferred sales charge would be applied to any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The S&P 500 is an unmanaged capitalization weighted index of 500 stocks designated to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The S&P 500 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 500 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At October 31, 2017, the Fund's sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	23.8%
Financials	14.3%
Health Care	13.8%
Consumer Discretionary	11.6%
Industrials	9.8%
Consumer Staples	7.8%
Energy	5.9%
Utilities	3.1%
Materials	3.0%
Real Estate	2.9%
Telecommunication Services	1.9%
Derivative Contracts[2,3]	0.0%
Securities Lending Collateral[4]	0.1%
Cash Equivalents[5]	2.0%
Other Assets and Liabilities—Net[3,6]	0.0%
TOTAL[7]	100.0%
1	Except for Derivative Contracts, Cash Equivalents, Securities Lending Collateral and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Represents less than 0.05%
4	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
5	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing securities lending collateral).
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
7	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is effectively 100.1%.
Annual Shareholder Report

Portfolio of Investments
October 31, 2017
Shares			Value
		COMMON STOCKS—97.9%[1]
		Consumer Discretionary—11.6%
1,015		Advance Auto Parts, Inc.	$82,966
7,911	[2]	Amazon.com, Inc.	8,743,870
615	[2]	AutoZone, Inc.	362,542
8,663		Best Buy Co., Inc.	484,955
3,223		Block (H&R), Inc.	79,737
2,978		BorgWarner, Inc.	157,000
6,323		CBS Corp., Class B	354,847
567	[2]	CarMax, Inc.	42,582
7,278		Carnival Corp.	483,186
4,436	[2]	Charter Communications, Inc.	1,482,378
351	[2]	Chipotle Mexican Grill, Inc.	95,437
91,980		Comcast Corp., Class A	3,314,039
1,048		D. R. Horton, Inc.	46,332
4,390	[2]	DISH Network Corp., Class A	213,091
1,925		Darden Restaurants, Inc.	158,370
4,734		Delphi Automotive PLC	470,465
3,935	[2]	Discovery Communications, Inc., Class A	74,293
4,949	[2]	Discovery Communications, Inc., Class C	88,142
2,360		Dollar General Corp.	190,782
4,472	[2]	Dollar Tree, Inc.	408,070
3,801		Expedia, Inc.	473,833
2,159		Foot Locker, Inc.	64,943
79,138		Ford Motor Co.	971,023
3,782		Gap (The), Inc.	98,294
26,403		General Motors Co.	1,134,801
446		Genuine Parts Co.	39,351
6,145		Goodyear Tire & Rubber Co.	187,976
6,142		Hanesbrands, Inc.	138,195
4,140		Harley Davidson, Inc.	195,988
1,764		Hasbro, Inc.	163,329
842		Hilton Worldwide Holdings, Inc.	60,860
22,886		Home Depot, Inc.	3,794,041
9,644		Interpublic Group Cos., Inc.	185,647
5,477		L Brands, Inc.	235,730
7,127	[2]	LKQ Corp.	268,617
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
3,463		Leggett and Platt, Inc.	$163,661
4,360		Lennar Corp., Class A	242,721
18,943		Lowe's Cos., Inc.	1,514,493
3,561		MGM Resorts International	111,637
4,007		Macy's, Inc.	75,171
5,656		Marriott International, Inc., Class A Shares	675,779
15,386		McDonald's Corp.	2,568,077
7,578	[2]	Michael Kors Holdings Ltd.	369,882
1,058	[2]	Mohawk Industries, Inc.	276,942
7,211	[2]	NetFlix, Inc.	1,416,457
10,423		Newell Brands, Inc.	425,050
2,647		News Corp.	36,793
8,966		News Corp., Class A	122,476
25,850		Nike, Inc., Class B	1,421,491
1,365		Nordstrom, Inc.	54,122
3,438	[2]	Norwegian Cruise Line Holdings Ltd.	191,668
1,884	[2]	O'Reilly Automotive, Inc.	397,430
5,022		Omnicom Group, Inc.	337,428
1,169		PVH Corp.	148,241
3,797		Pulte Group, Inc.	114,783
3,344		Ralph Lauren Corp.	299,054
7,817		Ross Stores, Inc.	496,301
4,996		Royal Caribbean Cruises, Ltd.	618,355
1,370		Scripps Networks Interactive	114,094
736		Signet Jewelers Ltd.	48,260
28,653		Starbucks Corp.	1,571,330
12,857		TJX Cos., Inc.	897,419
10,419		Tapestry, Inc.	426,658
10,786		Target Corp.	636,805
925	[2]	The Priceline Group, Inc.	1,768,563
4,243		Tiffany & Co.	397,230
15,086		Time Warner, Inc.	1,482,803
2,697		Tractor Supply Co.	162,521
16,438		Twenty-First Century Fox, Inc.	429,854
4,514		Twenty-First Century Fox, Inc., Class B	114,881
964	[2]	Ulta Beauty, Inc.	194,526
2,423	[2,3]	Under Armour, Inc., Class A	30,336
3,058	[2]	Under Armour, Inc., Class C	35,259
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
5,649		V.F. Corp.	$393,453
31,929		Walt Disney Co.	3,122,975
1,455		Whirlpool Corp.	238,518
1,583		Wyndham Worldwide Corp.	169,144
2,979		Wynn Resorts Ltd.	439,373
6,941		Yum! Brands, Inc.	516,757
		TOTAL	50,614,483
		Consumer Staples—7.8%
33,751		Altria Group, Inc.	2,167,489
15,621		Archer-Daniels-Midland Co.	638,430
3,454		Brown-Forman Corp., Class B	196,947
20,140		CVS Health Corp.	1,380,194
4,613		Campbell Soup Co.	218,518
5,652		Church and Dwight, Inc.	255,301
2,800		Clorox Co.	354,284
17,590		Colgate-Palmolive Co.	1,239,215
14,019		Conagra Brands, Inc.	478,889
3,119		Constellation Brands, Inc., Class A	683,342
8,392		Costco Wholesale Corp.	1,351,783
10,534		Coty, Inc., Class A	162,224
3,962		Dr. Pepper Snapple Group, Inc.	339,385
3,949		Estee Lauder Cos., Inc., Class A	441,538
7,399		General Mills, Inc.	384,156
2,352		Hershey Foods Corp.	249,735
6,544		Hormel Foods Corp.	203,911
1,747		Kellogg Co.	109,240
7,168		Kimberly-Clark Corp.	806,472
8,993		Kraft Heinz Co./The	695,429
16,633		Kroger Co.	344,303
2,717		McCormick & Co., Inc.	270,423
4,040		Molson Coors Brewing Co., Class B	326,715
30,143		Mondelez International, Inc.	1,248,824
7,736	[2]	Monster Beverage Corp.	448,146
29,407		PepsiCo, Inc.	3,241,534
31,776		Philip Morris International, Inc.	3,325,041
47,059		Procter & Gamble Co.	4,063,074
2,575		Smucker (J.M.) Co.	273,079
9,005		Sysco Corp.	500,858
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
73,998		The Coca-Cola Co.	$3,402,428
6,212		Tyson Foods, Inc., Class A	452,917
27,924		Wal-Mart Stores, Inc.	2,438,044
17,515		Walgreens Boots Alliance, Inc.	1,160,719
		TOTAL	33,852,587
		Energy—5.9%
10,924		Anadarko Petroleum Corp.	539,318
2,383		Andeavor Logistics LP	253,170
7,109		Apache Corp.	294,099
7,640		Baker Hughes a GE Co. LLC	240,125
8,277		Cabot Oil & Gas Corp., Class A	229,273
36,259		Chevron Corp.	4,202,056
2,020		Cimarex Energy Co.	236,199
2,933	[2]	Concho Resources, Inc.	393,638
22,611		ConocoPhillips	1,156,553
11,375		Devon Energy Corp.	419,737
11,435		EOG Resources, Inc.	1,142,013
2,712		EQT Corp.	169,608
82,381		Exxon Mobil Corp.	6,866,456
21,663		Halliburton Co.	925,877
10,108		Hess Corp.	446,369
26,415		Kinder Morgan, Inc.	478,376
33,731		Marathon Oil Corp.	479,655
8,992		Marathon Petroleum Corp.	537,182
6,793		National Oilwell Varco, Inc.	232,253
11,437	[2]	Newfield Exploration Co.	352,145
10,340		Noble Energy, Inc.	288,176
10,969		ONEOK, Inc.	595,288
14,644		Occidental Petroleum Corp.	945,563
10,696		Phillips 66	974,192
3,366		Pioneer Natural Resources, Inc.	503,789
23,796		Schlumberger Ltd.	1,522,944
751	[2]	TechnipFMC PLC	20,570
7,942		Valero Energy Corp.	626,544
15,824		Williams Companies, Inc.	450,984
		TOTAL	25,522,152
		Financials—14.3%
1,004		Affiliated Managers Group	187,246
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
8,139		Aflac, Inc.	$682,781
9,264		Allstate Corp.	869,519
16,571		American Express Co.	1,582,862
14,002		American International Group, Inc.	904,669
2,600		Ameriprise Financial, Inc.	407,004
4,623		Aon PLC	663,077
3,255		Assurant, Inc.	327,616
16,549		BB&T Corp.	814,873
181,053		Bank of America Corp.	4,959,042
37,406	[2]	Berkshire Hathaway, Inc., Class B	6,992,678
2,492		BlackRock, Inc.	1,173,308
1,109	[2]	Brighthouse Financial, Inc.	68,958
6,879		CME Group, Inc.	943,592
11,969		Capital One Financial Corp.	1,103,302
1,789		Cboe Global Markets, Inc.	202,264
9,282		Chubb Ltd.	1,399,911
152		Cincinnati Financial Corp.	10,666
52,377		Citigroup, Inc.	3,849,709
8,485		Citizens Financial Group, Inc.	322,515
6,427		Comerica, Inc.	504,969
7,898		Discover Financial Services	525,454
4,300	[2]	E*Trade Financial Corp.	187,437
764		Everest Re Group Ltd.	181,412
14,928		Fifth Third Bancorp	431,419
6,836		Franklin Resources, Inc.	288,001
40		Gallagher (Arthur J.) & Co.	2,533
6,041		Goldman Sachs Group, Inc.	1,464,822
10,910		Hartford Financial Services Group, Inc.	600,595
19,070		Huntington Bancshares, Inc.	263,166
8,249		Intercontinental Exchange, Inc.	545,259
9,120		Invesco Ltd.	326,405
68,441		JPMorgan Chase & Co.	6,885,849
9,463		KeyCorp	172,700
15,069		Leucadia National Corp.	381,246
3,683		Lincoln National Corp.	279,098
6,207		Loews Corp.	307,309
4,313		M & T Bank Corp.	719,279
10,411		Marsh & McLennan Cos., Inc.	842,562
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
19,680		MetLife, Inc.	$1,054,454
2,905		Moody's Corp.	413,701
22,873		Morgan Stanley	1,143,650
2,554		NASDAQ, Inc.	185,548
20,280		Navient Corp.	252,689
4,417		Northern Trust Corp.	413,078
8,938		PNC Financial Services Group	1,222,629
9,115		People's United Financial, Inc.	170,086
4,723		Principal Financial Group	311,009
15,724		Progressive Corp. Ohio	764,973
6,224		Prudential Financial	687,503
1,952		Raymond James Financial, Inc.	165,491
20,073		Regions Financial Corp.	310,730
3,622		S&P Global, Inc.	566,734
22,504		Schwab (Charles) Corp.	1,009,079
7,077		State Street Corp.	651,084
10,027		SunTrust Banks, Inc.	603,726
13,268		Synchrony Financial	432,802
2,194		T. Rowe Price Group, Inc.	203,823
20,769		The Bank of New York Mellon Corp.	1,068,565
5,676		The Travelers Cos, Inc.	751,786
2,626		Torchmark Corp.	220,925
31,502		U.S. Bancorp	1,713,079
3,501		Unum Group	182,192
82,288		Wells Fargo & Co.	4,619,648
2,324		Willis Towers Watson PLC	374,350
4,810		XL Group Ltd.	194,661
2,937		Zions Bancorporation	136,453
		TOTAL	62,199,555
		Health Care—13.8%
37,562		Abbott Laboratories	2,036,987
30,507		AbbVie, Inc.	2,753,257
6,155		Aetna, Inc.	1,046,535
5,579		Agilent Technologies, Inc.	379,539
4,078	[2]	Alexion Pharmaceuticals, Inc.	487,973
1,170	[2]	Align Technology, Inc.	279,607
5,535		Allergan PLC	980,968
3,440		AmerisourceBergen Corp.	264,708
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
14,315		Amgen, Inc.	$2,508,274
4,853		Anthem, Inc.	1,015,296
2,048		Bard (C.R.), Inc.	669,839
9,043		Baxter International, Inc.	583,002
3,351		Becton, Dickinson & Co.	699,253
3,447	[2]	Biogen, Inc.	1,074,292
19,382	[2]	Boston Scientific Corp.	545,409
31,924		Bristol-Myers Squibb Co.	1,968,434
4,641		CIGNA Corp.	915,298
6,726		Cardinal Health, Inc.	416,339
14,822	[2]	Celgene Corp.	1,496,577
5,485	[2]	Centene Corp.	513,780
6,660	[2]	Cerner Corp.	449,683
1,780		Cooper Cos., Inc.	427,663
12,278		Danaher Corp.	1,132,891
3,647	[2]	Davita, Inc.	221,519
7,987		Dentsply Sirona, Inc.	487,766
2,227	[2]	Edwards Lifesciences Corp.	227,666
2,686	[2]	Envision Healthcare Corp.	114,424
11,821	[2]	Express Scripts Holding Co.	724,509
25,733		Gilead Sciences, Inc.	1,928,946
6,101	[2]	HCA Healthcare, Inc.	461,541
3,578	[2]	Henry Schein, Inc.	281,231
3,616		Humana, Inc.	923,346
1,427	[2]	IDEXX Laboratories, Inc.	237,125
1,842	[2]	Illumina, Inc.	377,960
5,023	[2]	Incyte Genomics, Inc.	568,855
2,043	[2]	Intuitive Surgical, Inc.	766,860
52,163		Johnson & Johnson	7,272,044
2,235	[2]	Laboratory Corp. of America Holdings	343,542
21,205		Lilly (Eli) & Co.	1,737,538
2,700		McKesson Corp.	372,276
26,675		Medtronic PLC	2,147,871
53,469		Merck & Co., Inc.	2,945,607
430	[2]	Mettler Toledo International, Inc.	293,531
10,429	[2]	Mylan NV	372,420
2,672		Patterson Companies, Inc.	98,864
2,388		PerkinElmer, Inc.	172,700
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
2,109		Perrigo Co. PLC	$170,808
116,456		Pfizer, Inc.	4,082,947
2,322		Quest Diagnostics, Inc.	217,757
5,092	[2]	Quintiles IMS Holdings, Inc.	550,445
1,390	[2]	Regeneron Pharmaceuticals, Inc.	559,642
184		ResMed, Inc.	15,489
6,501		Stryker Corp.	1,006,810
7,685		Thermo Fisher Scientific, Inc.	1,489,584
18,471		UnitedHealth Group, Inc.	3,882,974
1,390	[2]	Varian Medical Systems, Inc.	144,824
6,218	[2]	Vertex Pharmaceuticals, Inc.	909,258
1,761	[2]	Waters Corp.	345,244
4,263		Zimmer Biomet Holdings, Inc.	518,466
6,318		Zoetis, Inc.	403,215
		TOTAL	60,021,208
		Industrials—9.8%
11,725		3M Co.	2,698,978
3,826		AMETEK, Inc.	258,217
2,364		Alaska Air Group, Inc.	156,095
7,741		American Airlines Group, Inc.	362,434
5,870		Arconic, Inc.	147,454
11,577		Boeing Co.	2,986,634
16,852		CSX Corp.	849,846
13,131		Caterpillar, Inc.	1,783,190
1,343		Cintas Corp.	200,161
4,282		Cummins, Inc.	757,400
7,924		Deere & Co.	1,052,941
12,440		Delta Air Lines, Inc.	622,373
2,577		Dover Corp.	246,078
9,140		Eaton Corp. PLC	731,383
12,730		Emerson Electric Co.	820,576
2,752		Equifax, Inc.	298,674
4,216		Expeditors International Washington, Inc.	246,130
6,512		Fastenal Co.	305,869
4,807		FedEx Corp.	1,085,469
3,300		Flowserve Corp.	145,431
7,814		Fluor Corp.	336,705
5,295		Fortive Corp.	382,617
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
3,617		Fortune Brands Home & Security, Inc.	$238,939
5,171		General Dynamics Corp.	1,049,610
158,762		General Electric Co.	3,200,642
15,029		Honeywell International, Inc.	2,166,581
3,718		Hunt (J.B.) Transportation Services, Inc.	395,558
2,639	[2]	IHS Markit Ltd.	112,448
4,561		Illinois Tool Works, Inc.	713,888
4,443		Ingersoll-Rand PLC	393,650
2,065		Jacobs Engineering Group, Inc.	120,204
12,864		Johnson Controls International PLC	532,441
2,410		Kansas City Southern Industries, Inc.	251,170
1,374		L3 Technologies, Inc.	257,185
4,704		Lockheed Martin Corp.	1,449,585
6,395		Masco Corp.	254,649
7,538		Nielsen Holdings PLC	279,434
5,498		Norfolk Southern Corp.	722,547
2,587		Northrop Grumman Corp.	764,536
3,805		PACCAR, Inc.	272,933
2,327		Parker-Hannifin Corp.	424,933
3,826		Pentair PLC	269,580
1,788	[2]	Quanta Services, Inc.	67,461
5,380		Raytheon Co.	969,476
3,806		Republic Services, Inc.	247,656
6,909		Robert Half International, Inc.	357,679
3,680		Rockwell Automation, Inc.	739,018
2,824		Rockwell Collins	382,934
2,848		Roper Technologies, Inc.	735,268
3,459		Smith (A.O.) Corp.	204,773
1,393		Snap-On, Inc.	219,787
14,438		Southwest Airlines Co.	777,631
3,238		Stanley Black & Decker, Inc.	523,099
1,886	[2]	Stericycle, Inc.	133,623
5,521		Textron, Inc.	291,177
122		Transdigm Group, Inc.	33,855
15,837		Union Pacific Corp.	1,833,766
4,768	[2]	United Continental Holdings, Inc.	278,833
11,547		United Parcel Service, Inc.	1,357,119
3,254	[2]	United Rentals, Inc.	460,376
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
14,717		United Technologies Corp.	$1,762,508
444	[2]	Verisk Analytics, Inc.	37,762
1,259		W. W. Grainger, Inc.	248,904
8,048		Waste Management, Inc.	661,304
2,814		Xylem, Inc.	187,215
		TOTAL	42,856,392
		Information Technology—23.8%
12,245		Accenture PLC	1,743,198
13,952		Activision Blizzard, Inc.	913,716
9,267	[2]	Adobe Systems, Inc.	1,623,208
12,180	[2]	Advanced Micro Devices, Inc.	133,797
3,877	[2]	Akamai Technologies, Inc.	202,573
1,876		Alliance Data Systems Corp.	419,717
5,737	[2]	Alphabet, Inc., Class A	5,926,551
5,855	[2]	Alphabet, Inc., Class C	5,952,427
5,740		Amphenol Corp., Class A	499,380
6,790		Analog Devices, Inc.	619,927
1,318	[2]	Ansys, Inc.	180,184
99,533		Apple, Inc.	16,825,058
19,727		Applied Materials, Inc.	1,113,195
3,877	[2]	Autodesk, Inc.	484,470
8,525		Automatic Data Processing, Inc.	991,117
7,688		Broadcom Ltd.	2,028,940
7,349		CA, Inc.	237,961
18,405		Corning, Inc.	576,261
9,691		CSRA, Inc.	310,015
4,328	[2]	Cadence Design Systems, Inc.	186,796
97,885		Cisco Systems, Inc.	3,342,773
3,081	[2]	Citrix Systems, Inc.	254,521
11,550		Cognizant Technology Solutions Corp.	873,989
7,918		DXC Technology Co.	724,655
13,841	[2]	eBay, Inc.	520,975
7,698	[2]	Electronic Arts, Inc.	920,681
4,400	[2]	FIserv, Inc.	569,492
1,926		FLIR Systems, Inc.	90,175
1,567	[2]	F5 Networks, Inc.	190,030
45,678	[2]	Facebook, Inc.	8,224,781
4,181		Fidelity National Information Services, Inc.	387,830
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
1,412	[2]	Gartner Group, Inc., Class A	$176,938
2,520		Global Payments, Inc.	261,954
30,479		HP, Inc.	656,822
652		Harris Corp.	90,837
16,406		Hewlett Packard Enterprise Co.	228,372
91,918		Intel Corp.	4,181,350
17,028		International Business Machines Corp.	2,623,334
6,156		Intuit, Inc.	929,679
7,804		Juniper Networks, Inc.	193,773
3,083		KLA-Tencor Corp.	335,708
2,899		Lam Research Corp.	604,644
16,581		Mastercard, Inc., Class A	2,466,755
4,034		Microchip Technology, Inc.	382,423
27,495	[2]	Micron Technology, Inc.	1,218,303
149,138		Microsoft Corp.	12,405,299
3,231		Motorola Solutions, Inc.	292,535
11,349		NVIDIA Corp.	2,347,087
5,025		NetApp, Inc.	223,211
54,432		Oracle Corp.	2,770,589
2,589		Paychex, Inc.	165,152
21,173	[2]	PayPal Holdings, Inc.	1,536,313
2,177	[2]	Qorvo, Inc.	165,038
24,533		Qualcomm, Inc.	1,251,428
3,045	[2]	Red Hat, Inc.	367,927
13,072	[2]	Salesforce.com, Inc.	1,337,788
11,886		Seagate Technology	439,425
5,479		Skyworks Solutions, Inc.	623,839
18,140		Symantec Corp.	589,550
2,388	[2]	Synopsys, Inc.	206,610
7,083		TE Connectivity Ltd.	644,341
19,624		Texas Instruments, Inc.	1,897,445
2,625		Total System Services, Inc.	189,131
1,441	[2]	Verisign, Inc.	154,936
35,555		Visa, Inc., Class A Shares	3,910,339
8,104		Western Digital Corp.	723,444
2,866		Xerox Corp.	86,868
1,759		Xilinx, Inc.	129,621
		TOTAL	103,877,201
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—3.0%
4,486		Air Products and Chemicals, Inc.	$715,203
496		Albemarle Corp.	69,881
1,276		Avery Dennison Corp.	135,473
1,687		Ball Corp.	72,423
10,887		CF Industries Holdings, Inc.	413,488
45,532		DowDuPont, Inc.	3,292,419
2,829		Eastman Chemical Co.	256,902
5,347		Ecolab, Inc.	698,639
4,890		FMC Corp.	454,085
40,895	[2]	Freeport-McMoRan, Inc.	571,712
89		International Flavors & Fragrances, Inc.	13,120
8,150		International Paper Co.	466,751
6,562		LyondellBasell Industries NV, Class A	679,364
1,036		Martin Marietta Materials	224,657
8,838		Monsanto Co.	1,070,282
10,704		Newmont Mining Corp.	387,057
5,406		Nucor Corp.	312,629
5,342		PPG Industries, Inc.	620,954
1,466		Packaging Corp. of America	170,452
5,835		Praxair, Inc.	852,610
4,626		Sealed Air Corp.	204,608
1,469		Sherwin-Williams Co.	580,475
2,596		Vulcan Materials Co.	316,063
8,503		WestRock Co.	521,489
		TOTAL	13,100,736
		Real Estate—2.9%
1,467		Alexandria Real Estate Equities, Inc.	181,849
9,737		American Tower Corp.	1,398,915
2,881		Apartment Investment & Management Co., Class A	126,706
3,792		Avalonbay Communities, Inc.	687,603
1,293		Boston Properties, Inc.	156,686
4,693	[2]	CBRE Group, Inc.	184,529
5,879		Crown Castle International Corp.	629,523
5,661		Digital Realty Trust, Inc.	670,489
8,263		Duke Realty Corp.	235,330
1,414		Equinix, Inc.	655,389
7,709		Equity Residential Properties Trust	518,507
1,117		Essex Property Trust, Inc.	293,134
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
2,884		Extra Space Storage, Inc.	$235,306
1,712		Federal Realty Investment Trust	206,330
2,582		GGP, Inc.	50,246
10,462		HCP, Inc.	270,338
25,600		Host Hotels & Resorts, Inc.	500,736
4,053		Iron Mountain, Inc.	162,120
9,174		Kimco Realty Corp.	166,600
2,381		Macerich Co. (The)	130,003
1,809		Mid-American Apartment Communities, Inc.	185,151
9,644		ProLogis, Inc.	622,810
3,085		Public Storage	639,366
5,990		Realty Income Corp.	321,483
3,713	[2]	SBA Communications Corp.	583,609
2,334		SL Green Realty Corp.	223,317
4,745		Simon Property Group, Inc.	737,041
10,471		UDR, Inc.	406,170
7,480		Ventas, Inc.	469,370
3,880		Vornado Realty Trust	290,457
7,682		Welltower, Inc.	514,387
8,301		Weyerhaeuser Co.	298,089
		TOTAL	12,751,589
		Telecommunication Services—1.9%
119,764		AT&T, Inc.	4,030,059
16,490	[3]	CenturyLink, Inc.	313,145
79,690		Verizon Communications	3,814,760
		TOTAL	8,157,964
		Utilities—3.1%
10,302		AES Corp.	109,510
3,994		Ameren Corp.	247,588
6,670		American Electric Power Co., Inc.	496,315
3,946		American Water Works Co., Inc.	346,301
9,761		CMS Energy Corp.	472,139
6,957		CenterPoint Energy, Inc.	205,788
6,474		Consolidated Edison Co.	557,088
3,565		DTE Energy Co.	393,790
15,022		Dominion Energy, Inc.	1,218,885
11,162		Duke Energy Corp.	985,716
6,805		Edison International	544,060
Annual Shareholder Report

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
2,946		Entergy Corp.	$254,122
5,467		EverSource Energy	342,453
23,969		Exelon Corp.	963,793
7,279		FirstEnergy Corp.	239,843
14,748		NRG Energy, Inc.	368,700
8,945		NextEra Energy, Inc.	1,387,101
10,497		P G & E Corp.	606,412
14,254		PPL Corp.	535,380
1,872		Pinnacle West Capital Corp.	164,193
8,954		Public Service Enterprises Group, Inc.	440,537
3,453		SCANA Corp.	148,962
5,198		Sempra Energy	610,765
15,213		Southern Co.	794,119
6,725		WEC Energy Group, Inc.	453,198
14,015		Xcel Energy, Inc.	694,023
		TOTAL	13,580,781
		TOTAL COMMON STOCKS (IDENTIFIED COST $125,362,859)	426,534,648
		INVESTMENT COMPANIES—2.1%[4]
236,380	[5]	Federated Government Obligations Fund, Institutional Shares, 0.91%[6]	236,380
9,041,083		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[6]	9,041,987
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $9,278,367)	9,278,367
		TOTAL INVESTMENT IN SECURITIES—100.0% (IDENTIFIED COST $134,641,226)[7]	435,813,015
		OTHER ASSETS AND LIABILITIES - NET—0.0%[8]	19,745
		TOTAL NET ASSETS—100%	$435,832,760
At October 31, 2017, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Index Long Futures	19	$2,444,065	December 2017	$38,528
2S&P 500 Index Long Futures	11	$7,074,925	December 2017	$165,514
UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$204,042
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,518,990 at October 31, 2017, which represents 2.2% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 500 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	Affiliated holdings.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended October 31, 2017, were as follows:
	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2016	426,423	20,018,974	20,445,397
Purchases/Additions	13,136,104	131,047,537	144,183,641
Sales/Reductions	(13,326,147)	(142,025,428)	(155,351,575)
Balance of Shares Held 10/31/2017	236,380	9,041,083	9,277,463
Value	$236,380	$9,041,987	$9,278,367
Change in Unrealized Appreciation/Depreciation	NA	$—	$—
Net Realized Gain/(Loss)	NA	$4,674	$4,674
Dividend Income	$4,268	$128,956	$133,224
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $139,430,989.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.54	$16.06	$17.27	$16.34	$14.17
Income From Investment Operations:
Net investment income	0.09	0.11	0.11	0.09	0.11[1]
Net realized and unrealized gain on investments and futures contracts	2.75	0.32	0.51	2.29	3.29
TOTAL FROM INVESTMENT OPERATIONS	2.84	0.43	0.62	2.38	3.40
Less Distributions:
Distributions from net investment income	(0.09)	(0.11)	(0.11)	(0.09)	(0.11)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(2.29)	(1.95)	(1.83)	(1.45)	(1.23)
Net Asset Value, End of Period	$15.09	$14.54	$16.06	$17.27	$16.34
Total Return[2]	22.22%	3.19%	3.71%	15.74%	26.19%
Ratios to Average Net Assets:
Net expenses	1.42%	1.42%	1.42%	1.42%	1.43%
Net investment income	0.60%	0.75%	0.61%	0.56%	0.73%
Expense waiver/reimbursement[3]	0.05%	0.05%	0.04%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$41,904	$36,956	$40,273	$38,684	$37,078
Portfolio turnover	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.68	$16.19	$17.39	$16.45	$14.26
Income From Investment Operations:
Net investment income	0.12	0.15	0.16	0.13	0.16[1]
Net realized and unrealized gain on investments and futures contracts	2.80	0.34	0.52	2.31	3.31
TOTAL FROM INVESTMENT OPERATIONS	2.92	0.49	0.68	2.44	3.47
Less Distributions:
Distributions from net investment income	(0.13)	(0.16)	(0.16)	(0.14)	(0.16)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(2.33)	(2.00)	(1.88)	(1.50)	(1.28)
Net Asset Value, End of Period	$15.27	$14.68	$16.19	$17.39	$16.45
Total Return[2]	22.65%	3.56%	4.05%	16.05%	26.59%
Ratios to Average Net Assets:
Net expenses	1.11%	1.10%	1.10%	1.10%	1.07%
Net investment income	0.92%	1.07%	0.93%	0.87%	1.09%
Expense waiver/reimbursement[3]	0.07%	0.08%	0.06%	0.04%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$47,867	$47,998	$45,190	$43,501	$47,403
Portfolio turnover	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.80	$16.31	$17.50	$16.54	$14.33
Income From Investment Operations:
Net investment income	0.25	0.28	0.27	0.27	0.27[1]
Net realized and unrealized gain on investments and futures contracts	2.80	0.31	0.54	2.31	3.33
TOTAL FROM INVESTMENT OPERATIONS	3.05	0.59	0.81	2.58	3.60
Less Distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.28)	(0.26)	(0.27)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(2.43)	(2.10)	(2.00)	(1.62)	(1.39)
Net Asset Value, End of Period	$15.42	$14.80	$16.31	$17.50	$16.54
Total Return[2]	23.55%	4.30%	4.87%	16.94%	27.51%
Ratios to Average Net Assets:
Net expenses	0.36%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.67%	1.82%	1.68%	1.62%	1.80%
Expense waiver/reimbursement[3]	0.08%	0.09%	0.07%	0.07%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$201,836	$208,577	$257,742	$266,292	$252,517
Portfolio turnover	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.69	$16.20	$17.40	$16.45	$14.26
Income From Investment Operations:
Net investment income	0.17	0.21	0.21	0.22	0.23[1]
Net realized and unrealized gain on investments and futures contracts	2.81	0.34	0.54	2.30	3.30
TOTAL FROM INVESTMENT OPERATIONS	2.98	0.55	0.75	2.52	3.53
Less Distributions:
Distributions from net investment income	(0.19)	(0.22)	(0.23)	(0.21)	(0.22)
Distributions from net realized gain on investments and futures contracts	(2.20)	(1.84)	(1.72)	(1.36)	(1.12)
TOTAL DISTRIBUTIONS	(2.39)	(2.06)	(1.95)	(1.57)	(1.34)
Net Asset Value, End of Period	$15.28	$14.69	$16.20	$17.40	$16.45
Total Return[2]	23.14%	4.01%	4.52%	16.62%	27.11%
Ratios to Average Net Assets:
Net expenses	0.66%	0.65%	0.65%	0.65%	0.65%
Net investment income	1.39%	1.52%	1.38%	1.32%	1.53%
Expense waiver/reimbursement[3]	0.35%	0.36%	0.35%	0.35%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$144,226	$180,503	$218,171	$270,634	$251,893
Portfolio turnover	31%	31%	31%	28%	26%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
October 31, 2017
Assets:
Investment in securities, at value including $226,133 of securities loaned and $9,278,367 of investment in affiliated holdings (identified cost $134,641,226)		$435,813,015
Restricted cash (Note 2)		333,000
Income receivable		365,864
Receivable for shares sold		176,642
Receivable for daily variation margin on futures contracts		16,257
TOTAL ASSETS		436,704,778
Liabilities:
Payable for shares redeemed	$343,627
Payable for collateral due to broker for securities lending	236,380
Payable to adviser (Note 5)	3,002
Payable for transfer agent fee	94,042
Payable for portfolio accounting fees	46,903
Payable for distribution services fee (Note 5)	53,206
Payable for other service fees (Notes 2 and 5)	51,418
Payable for share registration costs	21,145
Accrued expenses (Note 5)	22,295
TOTAL LIABILITIES		872,018
Net assets for 28,441,642 shares outstanding		$435,832,760
Net Assets Consist of:
Paid-in capital		$54,002,734
Net unrealized appreciation of investments and futures contracts		301,375,831
Accumulated net realized gain on investments and futures contracts		79,869,634
Undistributed net investment income		584,561
TOTAL NET ASSETS		$435,832,760
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class C Shares:
Net asset value per share ($41,903,620 ÷ 2,776,544 shares outstanding), no par value, unlimited shares authorized	$15.09
Offering price per share	$15.09
Redemption proceeds per share (99.00/100 of $15.09)	$14.94
Class R Shares:
Net asset value per share ($47,866,850 ÷ 3,135,250 shares outstanding), no par value, unlimited shares authorized	$15.27
Offering price per share	$15.27
Redemption proceeds per share	$15.27
Institutional Shares:
Net asset value per share ($201,836,134 ÷ 13,091,901 shares outstanding), no par value, unlimited shares authorized	$15.42
Offering price per share	$15.42
Redemption proceeds per share	$15.42
Service Shares:
Net asset value per share ($144,226,156 ÷ 9,437,947 shares outstanding), no par value, unlimited shares authorized	$15.28
Offering price per share	$15.28
Redemption proceeds per share	$15.28
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended October 31, 2017
Investment Income:
Dividends (including $128,956 received from an affiliated holding, see footnotes to Portfolio of Investments)			$9,440,366
Net income on securities loaned (including $4,124 received from an affiliated holding)			5,954
Interest income			1,079
TOTAL INCOME			9,447,399
Expenses:
Management fee (Note 5)		$1,394,486
Custodian fees		53,585
Transfer agent fee (Note 2)		474,384
Directors'/Trustees' fees (Note 5)		8,114
Auditing fees		25,800
Legal fees		8,367
Portfolio accounting fees		114,137
Distribution services fee (Note 5)		1,030,676
Other service fees (Notes 2 and 5)		503,389
Share registration costs		59,543
Printing and postage		32,474
Miscellaneous (Note 5)		33,330
TOTAL EXPENSES		3,738,285
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(217,088)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(581,479)
TOTAL WAIVERS AND REIMBURSEMENTS		(798,567)
Net expenses			2,939,718
Net investment income			6,507,681
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $4,674 on sales of investments in affiliated holdings)			83,377,779
Net realized gain on futures contracts			2,363,850
Net change in unrealized appreciation of investments			4,613,795
Net change in unrealized depreciation of futures contracts			519,622
Net realized and unrealized gain on investments and futures contracts			90,875,046
Change in net assets resulting from operations			$97,382,727
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
Year Ended October 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,507,681	$7,593,690
Net realized gain on investments and futures contracts	85,741,629	72,117,973
Net change in unrealized appreciation/depreciation of investments and futures contracts	5,133,417	(62,599,635)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	97,382,727	17,112,028
Distributions to Shareholders:
Distributions from net investment income
Class C Shares	(257,275)	(292,236)
Class R Shares	(458,750)	(467,459)
Institutional Shares	(3,496,986)	(3,920,343)
Service Shares	(2,212,323)	(2,931,970)
Distributions from net realized gain on investments and futures contracts
Class C Shares	(5,575,174)	(4,570,725)
Class R Shares	(7,002,576)	(5,000,498)
Institutional Shares	(30,324,651)	(28,096,248)
Service Shares	(25,749,607)	(23,643,011)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(75,077,342)	(68,922,490)
Share Transactions:
Proceeds from sale of shares	139,201,893	91,076,784
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	7,208,911	—
Net asset value of shares issued to shareholders in payment of distributions declared	70,146,532	63,289,138
Cost of shares redeemed	(277,063,258)	(189,898,578)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(60,505,922)	(35,532,656)
Change in net assets	(38,200,537)	(87,343,118)
Net Assets:
Beginning of period	474,033,297	561,376,415
End of period (including undistributed net investment income of $584,561 and $510,277, respectively)	$435,832,760	$474,033,297
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
October 31, 2017
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor's 500 Index (S&P 500).
On May 5, 2017, the Fund acquired all of the net assets of First Financial Trust and Asset Management Co., Common Trust Fund A (FFTAM), a common trust fund, in a tax-free reorganization in exchange for shares of the Fund. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from FFTAM was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of FFTAM Shares exchanged, a shareholder received 5.800 shares of the Fund's Institutional Shares.
Shares of the Fund Issued	FFTAM Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
503,416	$7,208,911	$2,257,239	$476,825,299	$484,034,210
1	Unrealized Appreciation is included in the Net Assets Received amount shown above.
Assuming the acquisition had been completed on November 1, 2016, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended October 31, 2017, were as follows:
Net investment income (loss)*	$66,858
Net realized and unrealized gain on investments	2,257,239
Net increase in net assets resulting from operations	2,324,097
*	Net investment income includes $6,300 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFTAM that have been included in the Fund's Statement of Operations as of October 31, 2017.
Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market
Annual Shareholder Report

quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those
Annual Shareholder Report

terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Class C Shares, Class R Shares, Institutional Shares and Service Shares may bear distribution services fees, other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waivers and reimbursements of $798,567 is disclosed in various locations in this Note 2 and Note 5. For the year ended October 31, 2017, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$37,721	$–
Class R Shares	149,103	(12,162)
Institutional Shares	141,379	(72,157)
Service Shares	146,181	(93,946)
TOTAL	$474,384	$(178,265)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$100,175
Service Shares	403,214
TOTAL	$503,389
For the year ended October 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the
Annual Shareholder Report

contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $14,129,734. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
Annual Shareholder Report

As of October 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$226,133	$236,380
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin	$204,042*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	2,363,850

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	519,622
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2017		2016
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	673,057	$9,395,628	586,302	$8,320,460
Shares issued to shareholders in payment of distributions declared	422,085	5,467,279	321,952	4,516,524
Shares redeemed	(859,721)	(12,043,207)	(874,884)	(12,383,362)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	235,421	$2,819,700	33,370	$453,622

Year Ended October 31	2017		2016
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	871,972	$12,215,613	1,196,352	$17,299,556
Shares issued to shareholders in payment of distributions declared	538,500	7,064,402	364,798	5,168,336
Shares redeemed	(1,544,038)	(21,871,691)	(1,082,759)	(15,587,958)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(133,566)	$(2,591,676)	478,391	$6,879,934

Year Ended October 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	6,704,054	$97,044,780	2,753,720	$39,512,781
Proceeds from shares issued in connection with the tax-free transfer of assets from First Financial Trust and Asset Management Co (FFTAM) Common Trust Fund	503,416	7,208,911	–	–
Shares issued to shareholders in payment of distributions declared	2,288,211	30,433,852	1,960,085	27,997,804
Shares redeemed	(10,496,156)	(152,219,908)	(6,427,160)	(92,687,296)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,000,475)	$(17,532,365)	(1,713,355)	$(25,176,711)

Year Ended October 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,451,496	$20,545,872	1,807,628	$25,943,987
Shares issued to shareholders in payment of distributions declared	2,066,666	27,180,999	1,806,439	25,606,474
Shares redeemed	(6,366,723)	(90,928,452)	(4,794,106)	(69,239,962)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(2,848,561)	$(43,201,581)	(1,180,039)	$(17,689,501)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(3,747,181)	$(60,505,922)	(2,381,633)	$(35,532,656)
Annual Shareholder Report

4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for regulatory settlement proceeds and return of capital adjustments.
For the year ended October 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(527)	$(8,063)	$8,590
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$6,975,097	$9,960,873
Long-term capital gains	$68,102,245	$58,961,617
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of October 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income[2]	$6,136,190
Undistributed long-term capital gains	$79,311,810
Net unrealized appreciation	$296,382,026
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales, futures mark-to-market and non-taxable dividends.
At October 31, 2017, the cost of investments for federal tax purposes was $139,430,989. The net unrealized appreciation of investments for federal tax purposes was $296,382,026. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $297,350,967 and net unrealized depreciation from investments for those securities having an excess of cost over value of $968,941. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2017, the Manager voluntarily waived $201,212 of its fee.
Annual Shareholder Report

The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2017, the Adviser reimbursed $15,876.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2017, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$301,094	$—
Class R Shares	243,053	—
Service Shares	486,529	(403,214)
TOTAL	$1,030,676	$(403,214)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended October 31, 2017, FSC retained $203,220 of fees paid by the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended October 31, 2017, FSC retained $3,741 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended October 31, 2017, FSSC received $3,870 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class C Shares, Class R Shares,
Annual Shareholder Report

Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.43%, 1.10%, 0.35% and 0.65% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019 ; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Interfund Transactions
During the year ended October 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/ Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,018,663 and $981,353, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2017, were as follows:
Purchases	$138,390,511
Sales	$259,929,273
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2017, the Fund had no outstanding loans. During the year ended October 31, 2017, the Fund did not utilize the LOC.
Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2017, there were no outstanding loans. During the year ended October 31, 2017, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended October 31, 2017, the amount of long-term capital gains designated by the Fund was $68,102,245.
For the fiscal year ended October 31, 2017, 100.00% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended October 31, 2017, 100.00% qualify for the dividend received deduction available to corporate shareholders.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated max-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Max-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and others or by other appropriate audit procedures when replies from others we not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Max-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 22, 2017
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$1,126.00	$7.49
Class R Shares	$1,000	$1,127.70	$5.86
Institutional Shares	$1,000	$1,132.00	$1.90
Service Shares	$1,000	$1,130.80	$3.49
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.10
Class R Shares	$1,000	$1,019.30	$5.56
Institutional Shares	$1,000	$1,023.00	$1.81
Service Shares	$1,000	$1,021.50	$3.31
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Annual Shareholder Report

In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.
Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Max-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year and three-year was above the median of the relevant peer group, and the Fund's performance was at the median of the relevant peer group for the five-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to
Annual Shareholder Report

the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to
Annual Shareholder Report

either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Max-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
29454 (12/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.
Annual Shareholder Report
October 31, 2017
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Management's Discussion of Fund Performance (unaudited)
The total return of Federated Mid-Cap Index Fund (the “Fund”), based on net asset value for the 12-month reporting period ended October 31, 2017, was 23.19% for Institutional Shares, 22.86% for Service Shares and 23.23% for Class R6 Shares. The total return of the Standard and Poor's MidCap 400® Index (S&P 400),1 the Fund's broad-based securities market index, was 23.48% for the same period. The Fund's total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the S&P 400.
The Fund normally invests its assets primarily in the common stocks included in the S&P 400. Under normal circumstances, Fund management will also use enhanced strategies in an attempt to improve the performance of the portfolio relative to the S&P 400 to compensate for fund expenses and tracking error (difference in the Fund's performance relative to the performance of the S&P 400). During the reporting period, the Fund's investment strategy focused on the use of enhanced strategies, which was the most significant factor affecting the Fund's performance relative to the S&P 400.
The following discussion will focus on the performance of the Fund's R6 Shares.
Market Overview
During the reporting period, the domestic equity market had positive performance as evidenced by the 23.76% return of the S&P Composite 1500® Index.2 The smallest stocks in the S&P Composite 1500® Index, as represented by the S&P SmallCap 600® Index,3 led the market with a 27.92% return for the reporting period. Large-cap stocks followed with the S&P 500 returning 23.63% for the same period. Mid-cap stock performance was in-line with its larger peers as the S&P 400 returned 23.48%. The largest stocks in the S&P Composite 1500® Index as represented by the S&P 100® Index4 had the worst performance of the market cap segments but still returned a robust 23.17% for the reporting period. Value stocks underperformed growth stocks as the S&P Composite 1500® Value Index5 returned 19.92% versus the 26.54% return of the S&P Composite 1500® Growth Index.6
Within the S&P 400, the sector7 performance was mixed during the reporting period. Utilities, Materials, Real Estate, Industrials, Financials, Information Technology, Consumer Discretionary and Health Care all had positive performance for the reporting period while Consumer Staples, Telecommunication Services and Energy had negative performance. Information Technology led the way, advancing 36.10%, followed by Industrials and Health Care, up to 33.78% and 30.54%, respectively. The Telecommunication Services sector posted the weakest results (-27.09%), followed by Energy (-10.74%) and Consumer Staples (-0.97%). Chemours Co.
Annual Shareholder Report
1

(Materials), Cognex Corporation (Information Technology) and NVR, Inc. (Consumer Discretionary) posted the strongest contribution to performance in the S&P 400, while Dick's Sporting Goods, Inc. (Consumer Discretionary), Avon Products, Inc. (Consumer Staples) and Frontier Communications Corporation (Telecommunication Services) detracted the most from S&P 400 performance for the reporting period.
Enhanced Strategies
Portfolio management of the enhanced strategies of the Fund consisted of overweighting and underweighting stocks relative to the S&P 400 based upon the Manager's quantitative analysis of the securities. During the reporting period, the Fund underperformed the S&P 400 by 0.29% on a net basis and outperformed the S&P 400 by 0.06% on a gross basis. This outperformance on a gross basis was primarily due to the efficacy of the quantitative strategy. The Fund invested in a stock-based strategy that also utilized S&P 400 futures8 to provide equity exposure on the Fund's cash balances. The S&P 400 had positive performance for the reporting period; therefore, the trading of futures contracts had a positive effect on the Fund's performance.
1	Please see the footnotes to the line graphs below for definitions of, and further information about, the S&P 400.
2	The S&P Composite 1500® Index combines three leading indices, the S&P 500®, the S&P MidCap 400® Index and the S&P SmallCap 600® Index to cover approximately 90% of the U.S. market capitalization.*
3	The S&P SmallCap 600® Index measures the small cap segment of the U.S. equity market. The index is designed to be an investable portfolio of companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.*
4	The S&P 100® Index, a sub-set of the S&P 500® Index, measures the performance of large cap companies in the United States. The Index comprises 100 major, blue chip companies across multiple industry groups. Individual stock options are listed for each index constituent.*
5	The S&P Composite 1500® Value Index measures value stocks using three factors: the ratios of book value, earnings, and sales to price. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index, which combines the S&P 500 ® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
6	The S&P Composite 1500® Growth Index measures growth stocks using three factors: sales growth, the ratio of earnings change to price, and momentum. S&P Style Indices divide the complete market capitalization of each parent index into growth and value segments. Constituents are drawn from the S&P 1500® Index which combines the S&P 500® Index, S&P MidCap 400® Index and the S&P SmallCap 600® Index.*
7	Sector classifications are based upon the classification of the Standard & Poor's Global Industry Classification Standard.
8	The Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional instruments.
*	The index is unmanaged, and it is not possible to invest directly in an index.
Annual Shareholder Report
2

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Mid-Cap Index Fund from October 31, 2007 to October 31, 2017, compared to the Standard & Poor's MidCap 400® Index (S&P 400).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 Investment
Growth of $10,000 as of October 31, 2017
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses. See the Average Annual Return table below for the returns of additional classes not shown in the line graph above.
Average Annual Total Returns for the Period Ended 10/31/2017
	1 Year	5 Years	10 Years
Institutional Shares[3]	23.19%	14.92%	8.66%
Service Shares	22.86%	14.64%	8.52%
Class R6 Shares[3]	23.23%	14.70%	8.55%
S&P 400	23.48%	15.13%	8.96%

Annual Shareholder Report
3

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
1	The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.
2	The Standard & Poor's MidCap 400® Index is an unmanaged capitalization weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. The index is unmanaged, and it is not possible to invest directly in an index. The S&P 400 is not adjusted to reflect taxes, expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund's performance. The S&P 400 is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.
3	The Fund's Institutional Shares commenced operations on January 4, 2012. The Fund's Class R6 Shares commenced operations on October 18, 2016. The Fund offers one other class of shares: Service Shares. For the period prior to the commencement of operations of Institutional Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of Institutional Shares. For the period prior to the commencement of operations of the R6 Shares, the performance information shown is for the Fund's Service Shares, adjusted to remove any voluntary waiver of Fund expenses related to the Service Shares that occurred during the period prior to the commencement of the R6 Shares.
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4

Portfolio of Investments Summary Table (unaudited)
At October 31, 2017, the Fund's sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	17.5%
Financials	16.7%
Industrials	15.3%
Consumer Discretionary	11.4%
Real Estate	9.1%
Health Care	7.6%
Materials	7.0%
Utilities	5.6%
Energy	3.9%
Consumer Staples	3.7%
Telecommunication Services	0.2%
Securities Lending Collateral[2]	2.4%
Cash Equivalents[3]	1.9%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(2.3)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Cash collateral received from lending portfolio securities which is invested in short-term investments such as repurchase agreements or money market mutual funds.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements (other than those representing Securities Lending Collateral).
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor's MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P 400 is effectively 100.0%.
Annual Shareholder Report
5

Portfolio of Investments
October 31, 2017
Shares			Value
		COMMON STOCKS—98.0%[1]
		Consumer Discretionary—11.4%
25,312	[2]	AMC Networks, Inc.	$1,287,875
38,909		Aaron's, Inc.	1,431,851
40,676		Adtalem Global Education, Inc.	1,502,978
51,280		American Eagle Outfitters, Inc.	667,666
22,766	[2,3]	AutoNation, Inc.	1,079,108
71,640		Bed Bath & Beyond, Inc.	1,425,636
22,726		Big Lots, Inc.	1,166,071
25,825		Brinker International, Inc.	793,344
42,554		Brunswick Corp.	2,155,360
8,161	[2]	Buffalo Wild Wings, Inc.	964,630
2,137		Cable One, Inc.	1,516,864
34,166		CalAtlantic Group, Inc.	1,685,750
23,730		Carter's, Inc.	2,295,403
22,847	[3]	Cheesecake Factory, Inc.	1,022,175
5,805		Churchill Downs, Inc.	1,210,633
52,906		Cinemark Holdings, Inc.	1,922,604
27,221		Cooper Tire & Rubber Co.	892,849
8,889	[3]	Cracker Barrel Old Country Store, Inc.	1,387,840
66,217		Dana, Inc.	2,018,956
16,313	[2]	Deckers Outdoor Corp.	1,113,199
43,346		Dick's Sporting Goods, Inc.	1,060,677
11,367	[3]	Dillards, Inc., Class A	577,444
21,315		Domino's Pizza, Inc.	3,900,645
44,681		Dunkin' Brands Group, Inc.	2,639,307
52,318		GameStop Corp.	977,823
140,689		Gentex Corp.	2,730,773
2,076		Graham Holdings, Co.	1,155,190
17,334		HSN, Inc.	653,492
13,529	[2]	Helen of Troy Ltd.	1,256,844
47,811		ILG, Inc.	1,418,552
14,123		International Speedway Corp., Class A	548,678
10,046		Jack in the Box, Inc.	1,039,861
54,969		KB HOME	1,507,800
62,218	[2]	Live Nation Entertainment, Inc.	2,723,904
11,669		Meredith Corp.	618,457
Annual Shareholder Report
6

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Discretionary—continued
50,304	[2]	Michaels Cos, Inc./The	$976,904
10,231	[2]	Murphy USA, Inc.	760,777
1,638	[2]	NVR, Inc.	5,374,884
56,069		New York Times Co., Class A	1,070,918
259,948		Office Depot, Inc.	805,839
13,688	[3]	Papa Johns International, Inc.	931,468
27,634		Polaris Industries, Inc.	3,272,695
20,460		Pool Corp.	2,471,159
66,703	[2]	Sally Beauty Holdings, Inc.	1,154,629
87,361		Service Corp. International	3,097,821
37,980		Six Flags Entertainment Corp.	2,384,764
66,283	[2]	Skechers USA, Inc., Class A	2,115,753
26,618	[2]	Sothebys Holdings, Inc., Class A	1,379,345
47,677	[2]	TRI Pointe Group, Inc.	843,406
135,207		Tegna, Inc.	1,653,582
15,501	[2]	Tempur Sealy International, Inc.	1,013,300
32,877		Texas Roadhouse, Inc.	1,644,179
82,234		The Wendy's Co.	1,250,779
22,704		Thor Industries, Inc.	3,092,739
82,699		Toll Brothers, Inc.	3,807,462
25,649		Tupperware Brands Corp.	1,506,879
42,299	[2]	Urban Outfitters, Inc.	1,037,171
22,760		Wiley (John) & Sons, Inc., Class A	1,243,834
39,736	[3]	Williams-Sonoma, Inc.	2,050,378
		TOTAL	95,290,904
		Consumer Staples—3.7%
241,724	[2]	Avon Products, Inc.	551,131
19,032		Casey's General Stores, Inc.	2,180,496
8,296		Dean Foods Co.	80,886
26,200	[2]	Edgewell Personal Care Co.	1,701,166
31,270		Energizer Holdings, Inc.	1,344,297
92,400		Flowers Foods, Inc.	1,758,372
50,000	[2]	Hain Celestial Group, Inc.	1,801,000
34,914		Ingredion, Inc.	4,376,470
68,899		Lamb Weston Holdings, Inc.	3,513,160
6,017		Lancaster Colony Corp.	753,449
24,645		Nu Skin Enterprises, Inc.	1,567,668
31,628	[2]	Post Holdings, Inc.	2,622,910
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7

Shares			Value
		COMMON STOCKS—continued[1]
		Consumer Staples—continued
9,565		Sanderson Farms, Inc.	$1,430,637
42,823		Snyders-Lance, Inc.	1,611,430
64,428	[2]	Sprouts Farmers Market, Inc.	1,191,274
6,802	[2]	The Boston Beer Co., Inc., Class A	1,211,096
11,242	[3]	Tootsie Roll Industries, Inc.	400,215
33,148	[2]	TreeHouse Foods, Inc.	2,200,364
26,199	[2]	United Natural Foods, Inc.	1,015,735
		TOTAL	31,311,756
		Energy—3.9%
123,900	[2]	CONSOL Energy, Inc.	1,998,507
98,304	[2]	Callon Petroleum Corp.	1,090,191
21,047	[3]	Core Laboratories NV	2,102,595
36,683	[2,3]	Diamond Offshore Drilling, Inc.	613,707
17,910	[2]	Dril-Quip, Inc.	754,011
45,680	[2]	Energen Corp.	2,361,656
136,811	[3]	Ensco PLC	737,411
49,989	[2]	Gulfport Energy Corp.	684,849
96,912		HollyFrontier Corp.	3,580,898
31,126	[2]	Matador Resources Co.	826,395
92,848		Murphy Oil Corp.	2,483,684
147,210		Nabors Industries Ltd.	828,792
46,561		Oceaneering International, Inc.	941,464
51,650	[3]	PBF Energy, Inc.	1,496,301
100,525		Patterson-UTI Energy, Inc.	1,988,385
124,793	[2]	QEP Resources, Inc.	1,116,897
58,754	[2]	Rowan Companies PLC	841,945
28,659		SM Energy Co.	611,297
255,217	[2]	Southwestern Energy Co.	1,416,454
80,803	[2]	Superior Energy Services, Inc.	712,683
188,873	[3]	Transocean Ltd.	1,983,167
189,871	[2]	WPX Energy, Inc.	2,141,745
33,938		World Fuel Services Corp.	943,476
		TOTAL	32,256,510
		Financials—16.7%
7,248	[2]	Alleghany Corp.	4,103,963
32,055		American Financial Group, Inc., Ohio	3,381,482
19,145		Aspen Insurance Holdings Ltd.	821,320
89,471		Associated Banc Corp.	2,263,616
Annual Shareholder Report
8

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
39,336		Bancorpsouth, Inc.	$1,243,018
21,406		Bank of Hawaii Corp.	1,746,944
58,829		Bank of the Ozarks, Inc.	2,742,608
39,880		Berkley, W. R. Corp.	2,734,970
53,831		Brown & Brown	2,682,937
98,436		CNO Financial Group, Inc.	2,359,511
37,901		Cathay Bancorp, Inc.	1,584,262
35,638		Chemical Financial Corp.	1,877,766
41,354		Commerce Bancshares, Inc.	2,405,149
28,843		Cullen Frost Bankers, Inc.	2,841,035
76,137		East West Bancorp, Inc.	4,556,038
54,572		Eaton Vance Corp.	2,754,249
123,874		FNB Corp.	1,671,060
16,356		FactSet Research Systems	3,105,514
45,245	[4]	Federated Investors, Inc.	1,405,762
54,562		First American Financial Corp.	2,969,264
89,778		First Horizon National Corp.	1,685,133
79,198		Fulton Financial Corp.	1,441,404
336,577	[2]	Genworth Financial, Inc., Class A	1,114,070
38,749		Hancock Holding Co.	1,889,014
19,457		Hanover Insurance Group, Inc.	1,914,180
72,314		Home Bancshares, Inc.	1,625,619
28,014		International Bancshares Corp.	1,137,368
83,940		Janus Henderson Group PLC	2,916,915
21,742		Kemper Corp.	1,393,662
43,703		Legg Mason, Inc.	1,668,581
41,981		MB Financial, Inc.	1,928,607
46,512		MSCI, Inc., Class A	5,458,648
17,551		Marketaxess Holdings, Inc.	3,053,874
18,829		Mercury General Corp.	1,053,859
240,283		New York Community Bancorp, Inc.	3,017,954
121,329		Old Republic International Corp.	2,461,765
59,149		PacWest Bancorp	2,858,080
29,093		Pinnacle Financial Partners, Inc.	1,925,957
20,436		Primerica, Inc.	1,808,586
34,373		Prosperity Bancshares, Inc.	2,261,056
30,570		Reinsurance Group of America, Inc.	4,566,547
19,109		RenaissanceRe Holdings Ltd.	2,643,921
Annual Shareholder Report
9

Shares			Value
		COMMON STOCKS—continued[1]
		Financials—continued
61,414		SEI Investments Co.	$3,961,817
199,108	[2]	SLM Holding Corp.	2,108,554
27,053	[2]	SVB Financial Group	5,932,182
25,648	[2]	Signature Bank	3,334,496
107,192		Sterling Bancorp	2,685,160
40,772		Stifel Financial Corp.	2,162,139
67,228		Synovus Financial Corp.	3,149,632
57,385		TCF Financial Corp.	1,045,555
18,695	[2]	Texas Capital Bancshares, Inc.	1,608,705
34,999		Trustmark Corp.	1,152,867
20,401		UMB Financial Corp.	1,500,085
109,642		Umpqua Holdings Corp.	2,243,275
38,795		United Bankshares, Inc.	1,394,680
161,955		Valley National Bancorp	1,862,482
39,988		Washington Federal, Inc.	1,391,582
42,414		Webster Financial Corp. Waterbury	2,332,346
32,223		Wintrust Financial Corp.	2,619,408
		TOTAL	139,560,233
		Health Care—7.6%
19,701	[2]	Abiomed, Inc.	3,800,717
31,090	[2,3]	Acadia Healthcare Co., Inc.	974,982
33,010	[2]	Akorn, Inc.	1,075,136
83,815	[2]	Allscripts Healthcare Solutions, Inc.	1,129,826
9,274	[2]	Bio Rad Laboratories, Inc., Class A	2,038,332
17,227		Bio-Techne Corp.	2,257,082
51,231	[2]	Bioverativ, Inc.	2,894,552
60,743	[2]	Catalent, Inc.	2,587,044
22,035	[2]	Charles River Laboratories International, Inc.	2,562,450
50,977	[2]	Endo International PLC	325,233
33,689	[2]	Globus Medical, Inc.	1,073,668
22,360	[2]	Halyard Health, Inc.	942,474
48,949		HealthSouth Corp.	2,258,507
30,504		Hill-Rom Holdings, Inc.	2,461,978
25,459	[2]	INC Research Holdings, Inc., - A	1,454,982
12,386	[2]	LifePoint Health, Inc.	596,386
20,989	[2]	Livanova PLC	1,551,087
46,569	[2]	MEDNAX, Inc.	2,039,257
48,699	[2]	Mallinckrodt PLC	1,542,297
Annual Shareholder Report
10

Shares			Value
		COMMON STOCKS—continued[1]
		Health Care—continued
27,418	[2]	Masimo Corp.	$2,406,204
33,108	[2]	Medidata Solutions, Inc.	2,490,715
26,924	[2,3]	Molina Healthcare, Inc.	1,826,255
25,206	[2]	NuVasive, Inc.	1,429,936
15,641		Owens & Minor, Inc.	384,299
26,689	[2]	Prestige Brands Holdings, Inc.	1,251,714
39,733		Steris PLC	3,708,281
21,212		Teleflex, Inc.	5,026,820
15,900	[2]	Tenet Healthcare Corp.	227,052
23,998	[2]	United Therapeutics Corp.	2,845,923
23,501	[2]	Wellcare Health Plans, Inc.	4,647,088
36,073		West Pharmaceutical Services, Inc.	3,657,802
		TOTAL	63,468,079
		Industrials—15.3%
86,464	[2]	AECOM	3,031,428
30,427		AGCO Corp.	2,086,379
36,821	[2]	Avis Budget Group, Inc.	1,518,866
23,182		Brinks Co. (The)	1,764,150
31,026		Carlisle Cos., Inc.	3,407,586
23,901	[2]	Clean Harbors, Inc.	1,278,943
93,460	[2]	Copart, Inc.	3,391,663
23,740		Crane Co.	1,973,269
21,893		Curtiss Wright Corp.	2,588,847
24,254		Deluxe Corp.	1,689,291
60,965		Donaldson Co., Inc.	2,878,158
21,236		Dun & Bradstreet Corp.	2,481,002
9,921	[2]	Dycom Industries, Inc.	871,361
27,743		Emcor Group, Inc.	2,233,589
21,906		EnerSys, Inc.	1,519,619
13,489	[2]	Esterline Technologies Corp.	1,279,432
11,916		GATX Corp.	707,930
30,399	[2]	Genesee & Wyoming, Inc., Class A	2,182,040
30,072		Graco, Inc.	3,963,189
12,234		Granite Construction, Inc.	779,183
10,623		HNI Corp.	363,519
26,456		Hubbell, Inc.	3,328,694
21,936		Huntington Ingalls Industries, Inc.	5,107,359
35,915		IDEX Corp.	4,604,662
Annual Shareholder Report
11

Shares			Value
		COMMON STOCKS—continued[1]
		Industrials—continued
43,095		ITT, Inc.	$2,009,951
159,320	[2]	Jet Blue Airways Corp.	3,050,978
68,237		KBR, Inc.	1,339,492
32,697	[2]	KLX, Inc.	1,793,757
37,274		Kennametal, Inc.	1,627,010
25,490	[2]	Kirby Corp.	1,805,967
71,039	[2]	Knight-Swift Transportation Holdings, Inc.	2,944,567
15,922		Landstar System, Inc.	1,572,298
18,296		Lennox International, Inc.	3,496,914
28,771		Lincoln Electric Holdings	2,637,438
21,557		MSA Safety, Inc.	1,713,782
16,177		MSC Industrial Direct Co.	1,341,073
31,239		Manpower Group, Inc.	3,851,144
17,193		Miller Herman, Inc.	577,685
57,479	[2]	NOW, Inc.	719,637
23,990		Nordson Corp.	3,039,293
31,932		Old Dominion Freight Lines, Inc.	3,867,923
24,588		Orbital ATK, Inc.	3,268,483
40,922		OshKosh Truck Corp.	3,746,818
95,374		Pitney Bowes, Inc.	1,310,439
26,346		Regal Beloit Corp.	2,137,978
44,136		Rollins, Inc.	1,938,012
20,449		Ryder Systems, Inc.	1,658,005
16,400	[2]	Teledyne Technologies, Inc.	2,787,344
38,809		Terex Corp.	1,828,292
31,087		Timken Co.	1,465,752
58,045		Toro Co.	3,648,128
72,238		Trinity Industries, Inc.	2,349,180
11,319		Valmont Industries, Inc.	1,798,589
35,419		Wabtec Corp.	2,709,553
11,979		Watsco, Inc.	1,995,342
19,149		Werner Enterprises, Inc.	682,662
27,474		Woodward, Inc.	2,124,564
		TOTAL	127,868,209
		Information Technology—17.5%
26,010	[2,3]	3D Systems Corp.	322,004
53,041	[2]	ACI Worldwide, Inc.	1,277,227
41,111	[2]	Acxiom Corp.	1,034,353
Annual Shareholder Report
12

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
86,265	[2]	Arris International PLC	$2,458,552
43,209	[2]	Arrow Electronics, Inc.	3,611,840
48,725		Avnet, Inc.	1,939,255
20,810		Belden, Inc.	1,662,927
22,070		Blackbaud, Inc.	2,235,691
56,699		Broadridge Financial Solutions	4,871,578
191,525		Brocade Communications Systems, Inc.	2,231,266
61,726		CDK Global, Inc.	3,923,305
71,424	[2]	CIENA Corp.	1,519,188
19,659	[2]	Cars.com, Inc. W/I	468,277
37,326	[2]	Cirrus Logic, Inc.	2,090,256
44,912		Cognex Corp.	5,530,913
11,470	[2]	Coherent, Inc.	3,013,284
19,224	[2]	Commvault Systems, Inc.	1,000,609
47,820		Convergys Corp.	1,230,409
48,781	[2]	CoreLogic, Inc.	2,287,829
46,711	[2]	Cree, Inc.	1,667,583
131,830		Cypress Semiconductor Corp.	2,090,824
21,473		DST Systems, Inc.	1,258,747
17,498		Diebold Nixdorf, Inc.	337,711
14,351		Fair Isaac & Co., Inc.	2,083,191
30,923	[2]	First Solar, Inc.	1,695,199
72,358	[2]	Fortinet, Inc.	2,851,629
36,280		Henry Jack & Associates, Inc.	3,995,516
17,592	[2]	IPG Photonics Corp.	3,745,513
62,044	[2]	Integrated Device Technology, Inc.	1,927,707
17,713		InterDigital, Inc.	1,299,249
24,072		j2 Global, Inc.	1,784,698
83,208		Jabil, Inc.	2,353,122
86,773	[2]	Keysight Technologies, Inc.	3,876,150
46,909	[2]	Knowles Corp.	776,813
61,082		Leidos Holdings, Inc.	3,818,847
10,444		Littelfuse, Inc.	2,182,796
28,691		LogMeIn, Inc.	3,473,046
34,774	[2]	Manhattan Associates, Inc.	1,455,640
37,220		Maximus, Inc.	2,472,525
63,118	[2]	Microsemi Corp.	3,368,608
17,456		Monolithic Power Systems	2,123,871
Annual Shareholder Report
13

Shares			Value
		COMMON STOCKS—continued[1]
		Information Technology—continued
59,364	[2]	NCR Corp.	$1,904,991
49,264		National Instruments Corp.	2,216,880
42,686	[2]	NetScout Systems, Inc.	1,212,282
53,892	[2]	PTC, Inc.	3,581,123
17,897		Plantronics, Inc.	811,808
104,078		Sabre Corp.	2,035,766
21,653		Science Applications International Corp.	1,588,031
19,356	[2]	Silicon Laboratories, Inc.	1,836,884
18,041	[2]	Synaptics, Inc.	669,682
10,579		Synnex Corp.	1,426,896
54,877	[2]	Take-Two Interactive Software, Inc.	6,072,140
21,179	[2]	Tech Data Corp.	1,964,776
48,133	[2]	Teradata Corporation	1,610,049
92,465		Teradyne, Inc.	3,965,824
13,633	[2]	The Ultimate Sortware Group, Inc.	2,761,909
130,880	[2]	Trimble, Inc.	5,350,374
16,465	[2]	Tyler Technologies, Inc.	2,919,080
55,377	[2]	Verifone Systems, Inc.	1,056,593
50,429		Versum Materials, Inc.	2,122,052
19,450	[2,3]	ViaSat, Inc.	1,266,195
63,976		Vishay Intertechnology, Inc.	1,423,466
15,566	[2]	WEX, Inc.	1,923,802
29,095	[2]	Zebra Technologies Co., Class A	3,374,729
		TOTAL	146,443,080
		Materials—7.0%
34,691	[2,3]	Allegheny Technologies, Inc.	873,519
29,199		Aptargroup, Inc.	2,542,357
28,625		Ashland Global Holdings, Inc.	1,945,928
45,105		Bemis Co., Inc.	2,030,627
31,228		Cabot Corp.	1,903,659
12,779		Carpenter Technology Corp.	636,267
96,241		Chemours Co./The	5,448,203
33,230		Commercial Metals Corp.	647,320
10,538		Compass Minerals International, Inc.	691,293
31,804		Domtar Corp.	1,504,965
27,072		Eagle Materials, Inc.	2,857,991
10,995		Greif, Inc., Class A	610,552
83,796	[2]	Louisiana-Pacific Corp.	2,277,575
Annual Shareholder Report
14

Shares			Value
		COMMON STOCKS—continued[1]
		Materials—continued
17,946		Minerals Technologies, Inc.	$1,290,318
3,500		Newmarket Corp.	1,401,365
77,028		Olin Corp.	2,813,833
74,780	[2]	Owens-Illinois, Inc.	1,786,494
37,030		Polyone Corp.	1,705,972
65,439		RPM International, Inc.	3,489,862
35,950		Reliance Steel & Aluminum Co.	2,762,398
31,912		Royal Gold, Inc.	2,684,118
18,741		Scotts Co.	1,866,979
21,325		Sensient Technologies Corp.	1,621,766
48,597		Silgan Holdings, Inc.	1,421,462
39,549		Sonoco Products Co.	2,048,243
114,250		Steel Dynamics, Inc.	4,251,243
98,751		United States Steel Corp.	2,500,375
93,498		Valvoline, Inc.	2,245,822
22,958		Worthington Industries, Inc.	1,044,589
		TOTAL	58,905,095
		Real Estate—9.1%
20,376		Alexander and Baldwin, Inc.	921,810
64,997		American Campus Communities, Inc.	2,702,575
42,768		Camden Property Trust	3,902,152
55,133		CoreCivic, Inc.	1,359,580
19,865		Coresite Realty Corp.- REIT	2,200,049
59,427		Corporate Office Properties Trust	1,897,504
158,782		Cousins Properties, Inc.	1,432,214
42,408		Cyrusone, Inc.	2,603,427
51,061		DCT Industrial Trust, Inc.	2,962,559
83,179		Douglas Emmett, Inc.	3,309,692
31,739		EPR Properties	2,195,704
25,127		Education Realty Trust, Inc.	876,932
69,636		First Industrial Realty Trust	2,150,360
44,493		Geo Group, Inc.	1,154,593
61,513		Healthcare Realty Trust, Inc.	1,983,179
49,710		Highwoods Properties, Inc.	2,537,696
81,352		Hospitality Properties Trust	2,325,040
42,346	[2]	JBG Smith Properties	1,321,619
22,049		Jones Lang LaSalle, Inc.	2,855,125
46,590		Kilroy Realty Corp.	3,318,606
Annual Shareholder Report
15

Shares			Value
		COMMON STOCKS—continued[1]
		Real Estate—continued
39,092		Lamar Advertising Co., - A	$2,753,641
56,858		LaSalle Hotel Properties	1,603,964
72,286		Liberty Property Trust	3,099,624
17,420		Life Storeage, Inc.	1,407,884
46,295		Mack-Cali Realty Corp.	1,054,137
144,360		Medical Properties Trust, Inc.	1,909,883
73,207		National Retail Properties, Inc.	2,941,457
82,424	[3]	Omega Healthcare Investors	2,378,757
27,535		Potlatch Corp.	1,426,313
72,211	[2]	Quality Care Properties, Inc.	1,143,100
47,849		Rayonier, Inc.	1,434,513
79,800		Sabra Health Care REIT, Inc.	1,589,616
117,570		Senior Housing Properties Trust	2,163,288
48,554	[3]	Tanger Factory Outlet Centers, Inc.	1,104,604
30,510		Taubman Centers, Inc.	1,440,682
57,782		Uniti Group, Inc.	1,011,185
50,665		Urban Edge Properties	1,188,601
98,033		Washington Prime Group, Inc.	767,598
59,476		Weingarten Realty Investors	1,811,044
		TOTAL	76,240,307
		Telecommunication Services—0.2%
43,596	[3]	Frontier Communications Corp.	527,948
46,129		Telephone and Data System, Inc.	1,344,660
		TOTAL	1,872,608
		Utilities—5.6%
73,510		Aqua America, Inc.	2,608,135
50,396		Atmos Energy Corp.	4,396,547
20,006		Black Hills Corp.	1,305,592
105,694		Great Plains Energy, Inc.	3,469,934
54,342		Hawaiian Electric Industries, Inc.	1,981,309
24,970		Idacorp, Inc.	2,297,989
107,779		MDU Resources Group, Inc.	2,947,756
24,501		Northwestern Corp.	1,452,419
47,418		National Fuel Gas Co.	2,752,615
41,025		New Jersey Resources Corp.	1,823,561
97,678		OGE Energy Corp.	3,598,458
24,825		ONE Gas, Inc.	1,911,028
37,662		PNM Resources, Inc.	1,634,531
Annual Shareholder Report
16

Shares			Value
		COMMON STOCKS—continued[1]
		Utilities—continued
23,732		Southwest Gas Holdings, Inc.	$1,955,279
90,963		UGI Corp.	4,353,489
38,528		Vectren Corp.	2,625,298
19,905		WGL Holdings, Inc.	1,705,859
69,486		Westar Energy, Inc.	3,716,111
		TOTAL	46,535,910
		TOTAL COMMON STOCKS (IDENTIFIED COST $498,550,699)	819,752,691
		INVESTMENT COMPANIES—4.3%[4]
19,704,830	[5]	Federated Government Obligations Fund, Institutional Shares, 0.91%[6]	19,704,830
15,761,271		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.21%[6]	15,762,847
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $35,469,074)	35,467,677
		TOTAL INVESTMENT IN SECURITIES-102.3% (IDENTIFIED COST $534,019,773)[7]	855,220,368
		OTHER ASSETS AND LIABILITIES - NET—(2.3)%[8]	(19,086,466)
		TOTAL NET ASSETS—100%	$836,133,902
At October 31, 2017, the Fund had the following outstanding futures contracts:1
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini Long Futures	90	$16,505,100	December 2017	$642,066
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $16,505,100 at October 31, 2017, which represents 2.0% of total net assets. Taking into consideration these open index futures contracts, the Fund's effective total exposure to the S&P MidCap 400 Index is 100.0%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
Annual Shareholder Report
17

4	Affiliated holding.

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the year ended October 31, 2017, were as follows:
	Federated Investors, Inc.	Federated Government Obligations Fund, Institutional Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2016	52,861	18,424,117	13,162,383	31,639,361
Purchases/Additions	—	176,496,193	220,891,576	397,387,769
Sales/Reductions	(7,616)	(175,215,480)	(218,292,688)	(393,515,784)
Balance of Shares Held 10/31/2017	45,245	19,704,830	15,761,271	35,511,346
Value	$1,405,762	$19,704,830	$15,762,847	$36,873,439
Change in Unrealized Appreciation/Depreciation	$132,587	$NA	$(1,397)	$131,190
Net Realized Gains/(Loss)	$57,769	$NA	$3,667	$61,436
Dividend Income	$102,052	$107,528	$248,509	$458,089
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	The cost of investments for federal tax purposes amounts to $541,053,917.
8	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at October 31, 2017.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of October 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
18

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.13	$27.25	$29.32	$27.33	$22.40
Income From Investment Operations:
Net investment income	0.26[1]	0.34[1]	0.32	0.32	0.30[1]
Net realized and unrealized gain on investments and futures contracts	5.22	1.03	0.57	2.76	6.80
TOTAL FROM INVESTMENT OPERATIONS	5.48	1.37	0.89	3.08	7.10
Less Distributions:
Distributions from net investment income	(0.28)	(0.32)	(0.33)	(0.31)	(0.32)
Distributions from net realized gain on investments and futures contracts	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)
TOTAL DISTRIBUTIONS	(2.86)	(3.49)	(2.96)	(1.09)	(2.17)
Net Asset Value, End of Period	$27.75	$25.13	$27.25	$29.32	$27.33
Total Return[2]	23.19%	5.85%	3.17%	11.61%	33.47%
Ratios to Average Net Assets:
Net expenses	0.31%	0.30%	0.30%	0.29%	0.29%
Net investment income	1.01%	1.40%	1.15%	1.14%	1.20%
Expense waiver/reimbursement[3]	0.12%	0.10%	0.10%	0.11%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$166,962	$161,135	$153,751	$138,394	$105,147
Portfolio turnover	35%	33%	36%	37%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
19

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
Year Ended October 31	2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$25.15	$27.26	$29.33	$27.35	$22.41
Income From Investment Operations:
Net investment income	0.20	0.28[1]	0.25	0.25	0.26[1]
Net realized and unrealized gain on investments and futures contracts	5.21	1.04	0.57	2.75	6.79
TOTAL FROM INVESTMENT OPERATIONS	5.41	1.32	0.82	3.00	7.05
Less Distributions:
Distributions from net investment income	(0.21)	(0.26)	(0.26)	(0.24)	(0.26)
Distributions from net realized gain on investments and futures contracts	(2.58)	(3.17)	(2.63)	(0.78)	(1.85)
TOTAL DISTRIBUTIONS	(2.79)	(3.43)	(2.89)	(1.02)	(2.11)
Net Asset Value, End of Period	$27.77	$25.15	$27.26	$29.33	$27.35
Total Return[2]	22.86%	5.64%	2.91%	11.29%	33.18%
Ratios to Average Net Assets:
Net expenses	0.56%	0.55%	0.55%	0.54%	0.54%
Net investment income	0.76%	1.16%	0.91%	0.89%	1.05%
Expense waiver/reimbursement[3]	0.09%	0.10%	0.10%	0.11%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$639,787	$660,471	$763,853	$902,685	$902,823
Portfolio turnover	35%	33%	36%	27%	27%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
20

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 10/31/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.26[2]	0.01[2]
Net realized and unrealized gain (loss) on investments and futures contracts	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.28)	—
Distributions from net realized gain on investments and futures contracts	(2.58)	—
TOTAL DISTRIBUTIONS	(2.86)	—
Net Asset Value, End of Period	$27.78	$25.15
Total Return[3]	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%	0.26%[4]
Net investment income	0.96%	0.52%[4]
Expense waiver/reimbursement	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,384	$0[5]
Portfolio turnover	35%	33%[6]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	Represents less than $1,000.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the period from November 1, 2015 to October 31, 2016.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Statement of Assets and Liabilities
October 31, 2017
Assets:
Investment in securities, at value including $18,761,323 of securities loaned and $35,467,677 of investment in affiliated holdings (identified cost $534,019,773)		$855,220,368
Restricted cash (Note 2)		540,000
Income receivable		338,269
Receivable for investments sold		140,322
Receivable for shares sold		253,386
Receivable for daily variation margin on futures contracts		126,627
TOTAL ASSETS		856,618,972
Liabilities:
Payable for investments purchased	$95,112
Payable for shares redeemed	364,201
Payable for collateral due to broker for securities lending	19,704,830
Payable to adviser (Note 5)	5,331
Payable for other service fees (Notes 2 and 5)	132,173
Accrued expenses (Note 5)	183,423
TOTAL LIABILITIES		20,485,070
Net assets for 30,111,683 shares outstanding		$836,133,902
Net Assets Consist of:
Paid-in capital		$406,832,027
Net unrealized appreciation of investments and futures contracts		321,842,661
Accumulated net realized gain on investments and futures contracts		106,835,476
Undistributed net investment income		623,738
TOTAL NET ASSETS		$836,133,902
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Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($166,962,254 ÷ 6,015,898 shares outstanding), no par value, unlimited shares authorized	$27.75
Offering price per share	$27.75
Redemption proceeds per share	$27.75
Service Shares:
Net asset value per share ($639,787,471 ÷ 23,037,906 shares outstanding), no par value, unlimited shares authorized	$27.77
Offering price per share	$27.77
Redemption proceeds per share	$27.77
Class R6 Shares:
Net asset value per share ($29,384,177 ÷ 1,057,879 shares outstanding), no par value, unlimited shares authorized	$27.78
Offering price per share	$27.78
Redemption proceeds per share	$27.78
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended October 31, 2017
Investment Income:
Dividends (including $350,561 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $3,511)			$11,214,716
Income on securities loaned (includes $96,278 received from an affiliated holding related to cash collateral balances, see footnotes to Portfolio of Investments)			164,545
Interest income			2,145
TOTAL INCOME			11,381,406
Expenses:
Management fee (Note 5)		$2,603,850
Custodian fees		56,636
Transfer agent fee (Note 2)		528,033
Directors'/Trustees' fees (Note 5)		11,570
Auditing fees		29,300
Legal fees		8,496
Portfolio accounting fees		123,164
Other service fees (Notes 2 and 5)		1,652,300
Share registration costs		73,240
Printing and postage		44,008
Miscellaneous (Note 5)		46,636
TOTAL EXPENSES		5,177,233
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(543,454)
Reimbursement of other operating expenses (Notes 2 and 5)	(271,752)
TOTAL WAIVER AND REIMBURSEMENTS		(815,206)
Net expenses			4,362,027
Net investment income			7,019,379
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including realized gain of $61,436 on sales of investments in affiliated holdings)			111,090,252
Net realized gain on futures contracts			2,529,056
Net change in unrealized appreciation of investments (including change in unrealized appreciation of $131,190 on investments in affiliated holdings)			55,912,286
Net change in unrealized appreciation of futures contracts			864,153
Net realized and unrealized gain on investments and futures contracts			170,395,747
Change in net assets resulting from operations			$177,415,126
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
Year Ended October 31	2017	2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$7,019,379	$10,243,046
Net realized gain on investments and futures contracts	113,619,308	83,651,108
Net change in unrealized appreciation/depreciation of investments and futures contracts	56,776,439	(49,241,627)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	177,415,126	44,652,527
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(1,871,938)	(2,083,590)
Service Shares	(5,688,666)	(7,536,173)
Class R6 Shares	(91,827)	—
Distributions from net realized gain on investments and futures contracts
Institutional Shares	(16,544,841)	(17,617,106)
Service Shares	(67,197,783)	(87,462,546)
Class R6 Shares	(10)	—
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,395,065)	(114,699,415)
Share Transactions:
Proceeds from sale of shares	259,799,095	167,823,831
Net asset value of shares issued to shareholders in payment of distributions declared	88,735,483	112,067,229
Cost of shares redeemed	(420,027,304)	(305,841,687)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(71,492,726)	(25,950,627)
Change in net assets	14,527,335	(95,997,515)
Net Assets:
Beginning of period	821,606,567	917,604,082
End of period (including undistributed net investment income of $623,738 and $1,259,111, respectively)	$836,133,902	$821,606,567
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
October 31, 2017
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
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representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Manager”) and certain of the Manager's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets,
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except that Institutional Shares, Service Shares and Class R6 Shares may bear other service fees and transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $815,206 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$135,287	$(94,134)
Service Shares	390,889	(177,618)
Class R6 Shares	1,857	—
TOTAL	$528,033	$(271,752)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended October 31, 2017, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$1,652,300
For the year ended October 31, 2017, the Fund's Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended October 31, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of October 31, 2017, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P Mid Cap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $27,188,103. This is based on amounts held as of each month-end throughout the fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The Fund normally receives cash collateral for securities loaned that is invested in an affiliated money market fund or in short-term securities including repurchase agreements. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of October 31, 2017, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$18,761,323	$19,704,830
Additional Disclosure Related to Derivative Instruments
Asset
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Receivable for daily variation margin on futures contracts	$642,066*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Year Ended October 31, 2017
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures
Equity contracts	$2,529,056

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures
Equity contracts	$864,153
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
Year Ended October 31	2017		2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,718,801	$96,776,499	2,459,630	$58,334,049
Shares issued to shareholders in payment of distributions declared	713,882	17,792,081	810,838	19,388,609
Shares redeemed	(4,827,622)	(125,467,979)	(2,501,908)	(60,651,408)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(394,939)	$(10,899,399)	768,560	$17,071,250

Year Ended October 31	2017		2016
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	5,107,039	$132,953,192	4,502,361	$109,489,682
Shares issued to shareholders in payment of distributions declared	2,845,266	70,851,576	3,877,092	92,678,620
Shares redeemed	(11,177,895)	(291,881,845)	(10,133,958)	(245,190,279)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(3,225,590)	$(88,077,077)	(1,754,505)	$(43,021,977)

	Year Ended 10/31/2017		Period Ended 10/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,155,787	$30,069,404	4	$100
Shares issued to shareholders in payment of distributions declared	3,478	91,826	—	—
Shares redeemed	(101,390)	(2,677,480)	—	—
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,057,875	$27,483,750	4	$100
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,562,654)	$(71,492,726)	(985,941)	$(25,950,627)
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
4. FEDERAL TAX INFORMATION
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for fair fund settlements and return of capital adjustments.
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For the year ended October 31, 2017, permanent differences identified and reclassified among the components of net assets were as follows:
Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(1,139)	$(2,321)	$3,460
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended October 31, 2017 and 2016, was as follows:
	2017	2016
Ordinary income[1]	$7,652,431	$9,619,763
Long-term capital gains	$83,742,634	$105,079,652
1	For tax purposes, short-term capital gain distributions are treated as ordinary income distributions.
As of October 31, 2017, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$7,842,358
Undistributed long-term capital gains	$107,293,066
Net unrealized appreciation	$314,166,451
The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for deferral of losses on wash sales and real estate investment trust reclassifications, return of capital adjustments and mark-to-market on futures.
At October 31, 2017, the cost of investments for federal tax purposes was $541,053,917. The net unrealized appreciation of investments for federal tax purposes was $314,166,451. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $333,796,613 and net unrealized depreciation from investments for those securities having an excess of cost over value of $19,630,162. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the year ended October 31, 2017, the Manager waived $501,973 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended October 31, 2017, the Manager reimbursed $41,481.
Other Service Fees
For the year ended October 31, 2017, FSSC received $11,101 of the other service fees disclosed in Note 2.
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Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.30%, 0.55% and 0.29% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended October 31, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $981,353 and $2,018,663, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended October 31, 2017, were as follows:
Purchases	$289,591,072
Sales	$439,872,708
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also
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requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of October 31, 2017, the Fund had no outstanding loans. During the year ended October 31, 2017, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of October 31, 2017, there were no outstanding loans. During the year ended October 31, 2017, the program was not utilized.
9. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended October 31, 2017, 100.00% of total ordinary income distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended October 31, 2017, 100.00% qualify for the dividend received deduction available to corporate shareholders.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF Trustees OF Federated Index Trust AND SHAREHOLDERS OF Federated Mid-Cap Index fund:
We have audited the accompanying statement of assets and liabilities of Federated Mid-Cap Index Fund (the “Fund”) (one of the portfolios constituting Federated Index Trust), including the portfolio of investments, as of October 31, 2017, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2017, by correspondence with the custodian and others or by other appropriate auditing procedure where replies from others were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mid-Cap Index Fund, a portfolio of Federated Index Trust, at October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Boston, Massachusetts
December 22, 2017
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Shareholder Expense Example
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2017 to October 31, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 5/1/2017	Ending Account Value 10/31/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,065.60	$1.61
Service Shares	$1,000	$1,064.60	$2.91
Class R6 Shares	$1,000	$1,066.00	$1.56
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.60	$1.58
Service Shares	$1,000	$1,022.40	$2.85
Class R6 Shares	$1,000	$1,023.70	$1.53
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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In Memoriam
With profound sadness, Federated announces the passing of John F. (“Jack”) Donahue and John W. (“John”) McGonigle. They will be greatly missed.
Jack Donahue
(Former Chairman and President, and Emeritus Director/Trustee, of the Federated Funds, and Founder, Former Chairman, President and Chief Executive Officer, and Chairman Emeritus, of Federated Investors, Inc.)
Jack Donahue, along with Richard B. Fisher, founded Federated in 1955 and served as a leader and member of the Boards of Directors/Trustees of the Federated Funds and the Board of Directors of Federated Investors, Inc. Mr. Donahue was a family man of deep faith with exemplary character and fealty, who served his religion, family, community, and the Federated Funds and Federated, as well as their shareholders, officers and employees, with distinction. His integrity, intelligence, and keen sense of fiduciary duty, coupled with his faith, family and background as a West Point graduate and Strategic Air Command B-29 pilot, served as a foundation for his strong business acumen and leadership. Among his many achievements, Mr. Donahue's steadfast and innovative leadership of the Federated Funds and Federated, as well as within the investment management industry, led to the birth of money market funds in the 1970s and their growth as an innovative, efficient and effective cash management vehicle throughout the 1980s, 1990s, 2000s and beyond. Federated expresses deep gratitude to Mr. Donahue for his inspiring leadership, distinguished service and contributions as a husband, father, founder, Board member and officer, colleague and friend.
John McGonigle
(Former Secretary of the Federated Funds, Former Director, Secretary and Chief Legal Officer of Federated Investors, Inc.)
John McGonigle served the Federated Funds and their respective Boards with distinction for more than 50 years as Fund Secretary and also served as Director for several closed-end funds. Mr. McGonigle was a gifted lawyer and wise counselor with a genial presence, keen intellect and convivial demeanor. A man of deep faith, he was a devoted husband, father and grandfather. A graduate of Duquesne University School of Law, Mr. McGonigle served as an officer in the U.S. Army for two years, achieving the rank of Captain. He also served on the staff of the Securities and Exchange Commission before joining Federated in 1966. Among many professional accomplishments, Mr. McGonigle helped fashion the regulatory foundation for money market funds, established Federated's first offshore funds in Ireland, and represented Federated on the Board of Governors of the Investment Company Institute where he was a member of the Executive Committee. Federated expresses deep gratitude for Mr. McGonigle and his impact on his family, friends, the community, and the mutual fund industry.
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2016, the Trust comprised two portfolio(s), and the Federated Fund Family consisted of 40 investment companies (comprising 124 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Fund Family and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: January 1990	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of the Funds in the Federated Fund Family; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Fund Family; Director or Trustee of certain of the Funds in the Federated Fund Family; Vice President, Federated Investors, Inc.; President, Director/Trustee and CEO, Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company; President of some of the Funds in the Federated Fund Complex and Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales Division of Federated Securities Corp.; President and Director of Federated Investment Counseling; President and CEO of Passport Research, Ltd.; Director, Edgewood Securities Corp.; Director, Federated Services Company; Director, Federated Investors, Inc.; Chairman and Director, Southpointe Distribution Services, Inc. and President, Technology, Federated Services Company.
*	Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Investors, Inc. and due to positions they hold with Federated and its subsidiaries.
INDEPENDENT Trustees Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Current Chair of the Compensation Committee, KLX Corp.
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO, The Collins Group, Inc. (a private equity firm). Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee of the Federated Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Governance Committee, Publix Super Markets, Inc.; Director, Member of the Audit Committee and Technology Committee of Equifax, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough is an Executive Committee member of the United States Golf Association, he serves on the President's Cabinet and Business School Board of Visitors for the University of Alabama and is on the Business School Board of Visitors for Wake Forest University.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Fund Family; Dean of the Duquesne University School of Law; Adjunct Professor of Law, Duquesne University School of Law; formerly, Interim Dean of the Duquesne University School of Law; Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CONSOL Energy Inc.
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously served as: Associate General Secretary, Diocese of Pittsburgh; a member of the Superior Court of Pennsylvania; and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green also currently holds the positions on either a public or not for profit Board of Directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, St. Vincent Seminary; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Director, Saint Vincent College; Member, Pennsylvania State Board of Education (public); and Director and Chair, Cardinal Wuerl North Catholic High School, Inc. Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director, Catholic High Schools of the Diocese of Pittsburgh, Inc.; and Director, Pennsylvania Bar Institute.
Peter E. Madden Birth Date: March 16, 1942 Trustee Indefinite Term Began serving: August 1991	Principal Occupation: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Fund Family; Retired.
Other Directorships Held: None.
Qualifications: Mr. Madden has served in several business management, mutual fund services and directorship positions throughout his career. Mr. Madden previously served as President, Chief Operating Officer and Director, State Street Bank and Trust Company (custodian bank) and State Street Corporation (financial services). He was Director, VISA USA and VISA International and Chairman and Director, Massachusetts Bankers Association. Mr. Madden served as Director, Depository Trust Corporation and Director, The Boston Stock Exchange. Mr. Madden also served as a Representative to the Commonwealth of Massachusetts General Court.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant.
Thomas M. O'Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O'Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O'Neill serves as Director, Medicines for Humanity and Director, The Golisano Children's Museum of Naples, Florida. Mr. O'Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013	Principal Occupations: Director or Trustee of the Federated Fund Family; Management Consultant; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CONSOL Energy Inc.; and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Investors, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Investors, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Investors, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Investors, Inc.
Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Officer since: February 1990	Principal Occupations: Vice Chairman or Vice President of some of the Funds in the Federated Fund Family; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.
Previous Positions: President and Director or Trustee of some of the Funds in the Federated Fund Family; Executive Vice President, Federated Investors, Inc.; Director and Chief Executive Officer, Federated Securities Corp.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Family; Vice President and Chief Compliance Officer of Federated Investors, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Investors, Inc. Prior to joining Federated, Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Stephen F. Auth Birth Date: September 13, 1956 101 Park Avenue 41st Floor New York, NY 10178 CHIEF INVESTMENT OFFICER Officer since: November 2002	Principal Occupations: Stephen F. Auth is Chief Investment Officer of various Funds in the Federated Fund Family; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp. and Federated Equity Management Company of Pennsylvania.
Previous Positions: Executive Vice President, Federated Investment Management Company and Passport Research, Ltd. (investment advisory subsidiary of Federated); Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

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Evaluation and Approval of Advisory Contract–May 2017
Federated Mid-Cap Index Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the five-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the one-year and three-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
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enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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51

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Annual Shareholder Report
52

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Mid-Cap Index Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
29455 (12/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $53,400

Fiscal year ended 2016 - $51,600

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $3,500

Fiscal year ended 2016- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2017 - $0

Fiscal year ended 2016 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $25,226 and $21,615 respectively. Fiscal year ended 2017- Service fee for analysis of potential Passive Foreign Investment Company holdings. Fiscal year ended 2016- Service fee for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

The Audit Committee has delegated pre-approval authority to its Chairman. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;

(2)	Such services were not recognized by the registrant, the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)	Such services are promptly brought to the attention of the Audit Committee of the issuer and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2017 – 0%

Fiscal year ended 2016 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2017 - $122,455

Fiscal year ended 2016 - $157,172

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

In its required communications to the Audit Committee of the registrant’s Board, Ernst & Young LLP (“EY”), the registrant’s independent public accountant, informed the Audit Committee that EY and/ or covered person professionals within EY maintain lending relationships with certain owners of greater than 10% of the shares of the registrant and/or certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Investors, Inc., including the registrant’s investment adviser (“Adviser”), for which EY serves as independent public accountant, the Adviser, and their respective affiliates (collectively, the “Federated Fund Complex”).

EY informed the Audit Committee that EY believes that these lending relationships described above do not and will not impair EY’s ability to exercise objective and impartial judgment in connection with the audits of the financial statements for the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY has been and is capable of objective and impartial judgment on all issues encompassed within EY’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY and the registrant. On September 22, 2017, the SEC issued another no-action letter to Fidelity Management & Research Company et al extending the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter (the “Letters”).

If it were to be determined that the relief available under the Letters was improperly relied upon, or that the independence requirements under the federal securities laws were not otherwise complied with regarding the registrant, for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may not comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date December 22, 2017

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date December 22, 2017